Business combinations during the period. (Tables)	12 Months Ended
Dec. 31, 2023
Business combinations during the period.
Schedule of fair value of identifiable assets and liabilities acquired

	June 21, 2022

	(Euro, in thousands)
	CellPoint			AboundBio			Total
	Book value	Adjustment	Fair value	Book value	Adjustment	Fair value
Intangible assets other than goodwill		€120,517	€120,517		€4,053	€4,053
Property, plant and equipment	€1,289		1,289	€965		965
Other non-current assets	81		81	4		4
Trade and other receivables	162		162	-		-
Cash and cash equivalents	3,179		3,179	4,279		4,279
Other current assets	1,254		1,254	536		536
Deferred tax liabilities	-	(22,368)	(22,368)	-	(907)	(907)
Trade and other liabilities	(32,789)		(32,789)	(587)		(587)
Current deferred income	-		-	(474)		(474)
Net assets acquired	(26,824)	98,149	71,325	4,723	3,146	7,869

Consideration paid in cash			107,750			14,976
Fair value re-measurement of previously held equity investment			-			342
Deferred consideration			5,808			-
Fair value of contingent consideration			20,211			-
Fair value of total consideration			133,769			15,318

Goodwill			62,444			7,449
Exchange differences on goodwill			-			(80)
Goodwill in the balance sheet at December 31, 2022			€62,444			€7,369	€69,813

Net cash outflow arising on acquisition (2022)

Consideration paid in cash			107,750			14,976
Less: cash and cash equivalents balances acquired			(3,179)			(4,279)
Cash out from acquisition of subsidiaries, net of cash acquired (paid in 2022)			€104,571			10,698	€115,270

Cash used in operating activities for other liabilities related to the acquisition of subsidiaries (2022)			€28,164				€28,164

Cash out from acquisition of subsidiaries (payment of deferred consideration in 2023)			€7,000				€7,000